Inventories (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013
Inventory Disclosure [Abstract]
Schedule Of Inventories

Inventories, accounted for at the lower of cost or market on the FIFO method, consisted of the following:

(in millions)	September 30, 2013	June 30, 2013
Raw Materials	$152	$141
Work-in-Process	28	23
Finished Goods	270	264

	450	428
Reserve for Excess and Obsolete Inventories	(46)	(44)

Inventories, Net	$404	$384

Inventories, accounted for at the lower of cost or market on the FIFO method, consisted of the following:

	June 30,
(in millions)	2013	2012
Raw Materials	$141	$145
Work-in-Process	23	20
Finished Goods	264	263

	428	428
Reserve for Excess and Obsolete Inventories	(44)	(38)

Inventories, Net	$384	$390